Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Tax Position Summary
The following table summarizes the Company’s tax position for the periods presented:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Income (loss) before income taxes	$(9,312)	$(95)	$24,740	$(24,740)
Income tax benefit (expense)	$(150)	$(974)	$(2,695)	$(2,518)
Effective income tax rate	(1.61%)	(1,025.26%)	10.89%	(10.18%)

Schedule of Income before Income Tax, Domestic and Foreign
The components of income (loss) before income taxes are as follows:

	Year Ended December 31,
Income (loss) before income taxes	2020	2019	2018
U.S.	$(33,803)	$(176,157)	$(125,910)
Non-U.S.	12,914	14,561	2,695
Income (loss) before income taxes	$(20,889)	$(161,596)	$(123,215)

Schedule of Components of Income Tax Expense (Benefit)
The current and deferred components of the income tax provision for the years ended December 31, 2020, 2019, and 2018 are as follows:

	Year Ended December 31,
	2020	2019	2018
Current
Federal	$—	$—	$44
State	(1,427)	(1,480)	(2,106)
Foreign	(2,615)	(252)	(73)
Total current income tax benefit (expense)	(4,042)	(1,732)	(2,135)
Deferred
Federal	—	(627)	(471)
State	—	(64)	64
Foreign	589	—	—
Total deferred income tax benefit (expense)	589	(691)	(407)
Total income tax benefit (expense)	$(3,453)	$(2,423)	$(2,542)

Schedule of Effective Income Tax Rate Reconciliation
The following is a reconciliation of the statutory U.S. federal income tax rate to the Company’s effective income tax rate for the years ended December 31, 2020, 2019, and 2018:

	Year Ended December 31,
	2020	2019	2018
Statutory U.S. Federal income tax rate	21.00%	21.00%	21.00%
Partnership income (loss) not subject to corporate tax	(21.00%)	(21.11%)	(21.38%)
State income taxes, net of federal benefit	(6.83%)	(0.94%)	(1.63%)
Foreign income taxes, net of federal benefit	(9.70%)	(0.16%)	(0.06%)
TPH Securities conversion	—%	(0.25%)	—%
Meals and entertainment	—%	—%	(0.06%)
Alternative Minimum Tax credit	—%	—%	0.07%
Other, net	—%	(0.04%)	—%
Effective income tax rate	(16.53%)	(1.50%)	(2.06%)

Schedule of Deferred Tax Assets and Liabilities
Deferred income taxes resulted from the following temporary differences as of December 31, 2020 and 2019:

	December 31,
	2020	2019
Deferred tax asset
Operating Lease Liabilities	$52	$—
Deferred Compensation	604	—
Fixed Assets	537	—
Foreign tax loss carryforward	987	1,255
Other	98	—
Deferred tax assets before valuation allowance	2,278	1,255
Valuation allowance	(1,024)	(1,255)
Total deferred tax assets	1,254	—
Deferred tax liability
Operating Lease Right of Use Assets	(40)	—
Total deferred tax liability	(40)	—
Deferred tax assets, net	$1,214	$—